CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 664,100,000	$ 652,000,000
Restricted cash	0	92,000,000
Short-term investments	127,200,000	0
Consideration receivable	93,800,000	0
Receivables and other current assets	75,900,000	61,000,000
Inventories	200,000,000	207,900,000
Current assets	1,161,000,000	1,012,900,000
Non-current assets
Investments in associates and incorporated joint ventures	69,000,000	52,600,000
Property, plant and equipment	1,940,200,000	1,868,200,000
Exploration and evaluation assets	474,600,000	169,200,000
Income taxes receivable	17,300,000	29,200,000
Restricted cash	24,500,000	18,700,000
Inventories	177,600,000	156,000,000
Other assets	102,700,000	93,700,000
Non-current assets	2,805,900,000	2,387,600,000
Assets	3,966,900,000	3,400,500,000
Current liabilities
Accounts payable and accrued liabilities	196,200,000	162,900,000
Income taxes payable	14,900,000	14,700,000
Current portion of provisions	17,100,000	15,800,000
Other liabilities	2,900,000	2,100,000
Current liabilities	231,100,000	195,500,000
Non-current liabilities
Deferred income tax liabilities	198,200,000	159,000,000
Provisions	299,000,000	289,800,000
Long-term debt	391,600,000	485,100,000
Other liabilities	200,000	0
Non-current liabilities	889,000,000	933,900,000
Liabilities	1,120,100,000	1,129,400,000
Equity
Common shares	2,677,800,000	2,628,200,000
Contributed surplus	43,000,000	40,100,000
Retained earnings (deficit)	91,300,000	(409,700,000)
Accumulated other comprehensive loss	(20,500,000)	(36,900,000)
Equity attributable to IAMGOLD Corporation shareholders	2,791,600,000	2,221,700,000
Non-controlling interests	55,200,000	49,400,000
Equity	2,846,800,000	2,271,100,000
Contingencies and commitments
Equity and liabilities	$ 3,966,900,000	$ 3,400,500,000